SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUPPLEMENT DATED FEBRUARY 6, 2006

TO PROSPECTUSES DATED MAY 1, 2003
FOR MFS REGATTA ACCESS, MFS REGATTA FLEX-4,
FUTURITY FOCUS II, and FUTURITY SELECT FOUR

ISSUED BY SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective February 27, 2006, the Guarantee Periods described under "THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS" and at other places in this Prospectus are now being offered. You will be permitted to make any payments or transfers into any available Guarantee Period.